TAXES ON INCOME (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) from continuing operations before taxes	$ 938	$ (196)	$ 788
Taxes on income	27	9	69
Income (loss) from continuing operations after taxes	911	(205)	719
Income (loss) from discontinued operations	0	(14)	(50)
Net income (loss)	911	(219)	669
Domestic Tax Authority [Member]
Income (loss) from continuing operations before taxes	195	(424)	82
Taxes on income	0	0	0
Income (loss) from continuing operations after taxes	195	(424)	82
Income (loss) from discontinued operations	0	0	0
Net income (loss)	195	(424)	82
Foreign Tax Authority [Member]
Income (loss) from continuing operations before taxes	743	228	706
Taxes on income	27	9	69
Income (loss) from continuing operations after taxes	716	219	637
Income (loss) from discontinued operations	0	(14)	(50)
Net income (loss)	$ 716	$ 205	$ 587